OTHER EXPENSE, NET - Accounts Receivables Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Balance at beginning of period	$ 6,667	$ 4,747
Provision during the period	2,000	1,920
Balance at end of period	$ 8,667	$ 6,667